Employee Benefit Plans (Fair Value Hierarchy for Pension and Postretirement Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Level 3 [Member]
Fair value of plan assets	$ 1.8	$ 1.9	$ 2.3
Pension Benefits U.S. Plans [Member]
Fair value of plan assets	408.3	506.5	531.1
Pension Benefits U.S. Plans [Member] | Total Equity Securities [Member]
Fair value of plan assets	109.3	140.7
Pension Benefits U.S. Plans [Member] | Domestic Equity [Member]
Fair value of plan assets	13.3	21.5
Pension Benefits U.S. Plans [Member] | International Equity [Member]
Fair value of plan assets	79.5	93.5
Pension Benefits U.S. Plans [Member] | Emerging Markets [Member]
Fair value of plan assets	16.5	25.7
Pension Benefits U.S. Plans [Member] | Total Fixed Income Securities [Member]
Fair value of plan assets	283.6	349.6
Pension Benefits U.S. Plans [Member] | Corporate Bonds [Member]
Fair value of plan assets	156.8	208.1
Pension Benefits U.S. Plans [Member] | Government Securities [Member]
Fair value of plan assets	126.8	141.5
Pension Benefits U.S. Plans [Member] | Cash [Member]
Fair value of plan assets	12.2	18.0
Pension Benefits U.S. Plans [Member] | Derivatives [Member]
Fair value of plan assets	3.2	(1.8)
Pension Benefits U.S. Plans [Member] | Level 1 [Member]
Fair value of plan assets	12.2	18.0
Pension Benefits U.S. Plans [Member] | Level 1 [Member] | Total Equity Securities [Member]
Fair value of plan assets	0.0	0.0
Pension Benefits U.S. Plans [Member] | Level 1 [Member] | Domestic Equity [Member]
Fair value of plan assets	0.0	0.0
Pension Benefits U.S. Plans [Member] | Level 1 [Member] | International Equity [Member]
Fair value of plan assets	0.0	0.0
Pension Benefits U.S. Plans [Member] | Level 1 [Member] | Emerging Markets [Member]
Fair value of plan assets	0.0	0.0
Pension Benefits U.S. Plans [Member] | Level 1 [Member] | Total Fixed Income Securities [Member]
Fair value of plan assets	0.0	0.0
Pension Benefits U.S. Plans [Member] | Level 1 [Member] | Corporate Bonds [Member]
Fair value of plan assets	0.0	0.0
Pension Benefits U.S. Plans [Member] | Level 1 [Member] | Government Securities [Member]
Fair value of plan assets	0.0	0.0
Pension Benefits U.S. Plans [Member] | Level 1 [Member] | Cash [Member]
Fair value of plan assets	12.2	18.0
Pension Benefits U.S. Plans [Member] | Level 1 [Member] | Derivatives [Member]
Fair value of plan assets	0.0	0.0
Pension Benefits U.S. Plans [Member] | Level 2 [Member]
Fair value of plan assets	396.1	488.5
Pension Benefits U.S. Plans [Member] | Level 2 [Member] | Total Equity Securities [Member]
Fair value of plan assets	109.3	140.7
Pension Benefits U.S. Plans [Member] | Level 2 [Member] | Domestic Equity [Member]
Fair value of plan assets	13.3	21.5
Pension Benefits U.S. Plans [Member] | Level 2 [Member] | International Equity [Member]
Fair value of plan assets	79.5	93.5
Pension Benefits U.S. Plans [Member] | Level 2 [Member] | Emerging Markets [Member]
Fair value of plan assets	16.5	25.7
Pension Benefits U.S. Plans [Member] | Level 2 [Member] | Total Fixed Income Securities [Member]
Fair value of plan assets	283.6	349.6
Pension Benefits U.S. Plans [Member] | Level 2 [Member] | Corporate Bonds [Member]
Fair value of plan assets	156.8	208.1
Pension Benefits U.S. Plans [Member] | Level 2 [Member] | Government Securities [Member]
Fair value of plan assets	126.8	141.5
Pension Benefits U.S. Plans [Member] | Level 2 [Member] | Cash [Member]
Fair value of plan assets	0.0	0.0
Pension Benefits U.S. Plans [Member] | Level 2 [Member] | Derivatives [Member]
Fair value of plan assets	3.2	(1.8)
Pension Benefits Non-U.S. Plans [Member]
Fair value of plan assets	576.3	607.9	$ 608.7
Pension Benefits Non-U.S. Plans [Member] | Total Equity Securities [Member]
Fair value of plan assets	133.8	370.7
Pension Benefits Non-U.S. Plans [Member] | Domestic Equity [Member]
Fair value of plan assets	24.1	93.5
Pension Benefits Non-U.S. Plans [Member] | International Equity [Member]
Fair value of plan assets	109.7	277.2
Pension Benefits Non-U.S. Plans [Member] | Total Fixed Income Securities [Member]
Fair value of plan assets	415.3	222.7
Pension Benefits Non-U.S. Plans [Member] | Corporate Bonds [Member]
Fair value of plan assets	206.5	82.1
Pension Benefits Non-U.S. Plans [Member] | Government Securities [Member]
Fair value of plan assets	197.7	111.8
Pension Benefits Non-U.S. Plans [Member] | Other Fixed Income Securities [Member]
Fair value of plan assets	11.1	28.8
Pension Benefits Non-U.S. Plans [Member] | Total Other Securities [Member]
Fair value of plan assets	27.2	14.5
Pension Benefits Non-U.S. Plans [Member] | Cash [Member]
Fair value of plan assets	11.5	12.6
Pension Benefits Non-U.S. Plans [Member] | Real Estate [Member]
Fair value of plan assets	1.0	1.0
Pension Benefits Non-U.S. Plans [Member] | Other [Member]
Fair value of plan assets	0.8	0.9
Pension Benefits Non-U.S. Plans [Member] | Derivatives [Member]
Fair value of plan assets	13.9
Pension Benefits Non-U.S. Plans [Member] | Level 1 [Member]
Fair value of plan assets	11.5	12.6
Pension Benefits Non-U.S. Plans [Member] | Level 1 [Member] | Total Equity Securities [Member]
Fair value of plan assets	0.0	0.0
Pension Benefits Non-U.S. Plans [Member] | Level 1 [Member] | Domestic Equity [Member]
Fair value of plan assets	0.0	0.0
Pension Benefits Non-U.S. Plans [Member] | Level 1 [Member] | International Equity [Member]
Fair value of plan assets	0.0	0.0
Pension Benefits Non-U.S. Plans [Member] | Level 1 [Member] | Total Fixed Income Securities [Member]
Fair value of plan assets	0.0	0.0
Pension Benefits Non-U.S. Plans [Member] | Level 1 [Member] | Corporate Bonds [Member]
Fair value of plan assets	0.0	0.0
Pension Benefits Non-U.S. Plans [Member] | Level 1 [Member] | Government Securities [Member]
Fair value of plan assets	0.0	0.0
Pension Benefits Non-U.S. Plans [Member] | Level 1 [Member] | Other Fixed Income Securities [Member]
Fair value of plan assets	0.0	0.0
Pension Benefits Non-U.S. Plans [Member] | Level 1 [Member] | Total Other Securities [Member]
Fair value of plan assets	11.5	12.6
Pension Benefits Non-U.S. Plans [Member] | Level 1 [Member] | Cash [Member]
Fair value of plan assets	11.5	12.6
Pension Benefits Non-U.S. Plans [Member] | Level 1 [Member] | Real Estate [Member]
Fair value of plan assets	0.0	0.0
Pension Benefits Non-U.S. Plans [Member] | Level 1 [Member] | Other [Member]
Fair value of plan assets	0.0	0.0
Pension Benefits Non-U.S. Plans [Member] | Level 1 [Member] | Derivatives [Member]
Fair value of plan assets	0.0
Pension Benefits Non-U.S. Plans [Member] | Level 2 [Member]
Fair value of plan assets	563.0	593.4
Pension Benefits Non-U.S. Plans [Member] | Level 2 [Member] | Total Equity Securities [Member]
Fair value of plan assets	133.8	370.7
Pension Benefits Non-U.S. Plans [Member] | Level 2 [Member] | Domestic Equity [Member]
Fair value of plan assets	24.1	93.5
Pension Benefits Non-U.S. Plans [Member] | Level 2 [Member] | International Equity [Member]
Fair value of plan assets	109.7	277.2
Pension Benefits Non-U.S. Plans [Member] | Level 2 [Member] | Total Fixed Income Securities [Member]
Fair value of plan assets	415.3	222.7
Pension Benefits Non-U.S. Plans [Member] | Level 2 [Member] | Corporate Bonds [Member]
Fair value of plan assets	206.5	82.1
Pension Benefits Non-U.S. Plans [Member] | Level 2 [Member] | Government Securities [Member]
Fair value of plan assets	197.7	111.8
Pension Benefits Non-U.S. Plans [Member] | Level 2 [Member] | Other Fixed Income Securities [Member]
Fair value of plan assets	11.1	28.8
Pension Benefits Non-U.S. Plans [Member] | Level 2 [Member] | Total Other Securities [Member]
Fair value of plan assets	13.9	0.0
Pension Benefits Non-U.S. Plans [Member] | Level 2 [Member] | Cash [Member]
Fair value of plan assets	0.0	0.0
Pension Benefits Non-U.S. Plans [Member] | Level 2 [Member] | Real Estate [Member]
Fair value of plan assets	0.0	0.0
Pension Benefits Non-U.S. Plans [Member] | Level 2 [Member] | Other [Member]
Fair value of plan assets	0.0	0.0
Pension Benefits Non-U.S. Plans [Member] | Level 2 [Member] | Derivatives [Member]
Fair value of plan assets	13.9
Pension Benefits Non-U.S. Plans [Member] | Level 3 [Member]
Fair value of plan assets	1.8	1.9
Pension Benefits Non-U.S. Plans [Member] | Level 3 [Member] | Total Equity Securities [Member]
Fair value of plan assets	0.0	0.0
Pension Benefits Non-U.S. Plans [Member] | Level 3 [Member] | Domestic Equity [Member]
Fair value of plan assets	0.0	0.0
Pension Benefits Non-U.S. Plans [Member] | Level 3 [Member] | International Equity [Member]
Fair value of plan assets	0.0	0.0
Pension Benefits Non-U.S. Plans [Member] | Level 3 [Member] | Total Fixed Income Securities [Member]
Fair value of plan assets	0.0	0.0
Pension Benefits Non-U.S. Plans [Member] | Level 3 [Member] | Corporate Bonds [Member]
Fair value of plan assets	0.0	0.0
Pension Benefits Non-U.S. Plans [Member] | Level 3 [Member] | Government Securities [Member]
Fair value of plan assets	0.0	0.0
Pension Benefits Non-U.S. Plans [Member] | Level 3 [Member] | Other Fixed Income Securities [Member]
Fair value of plan assets	0.0	0.0
Pension Benefits Non-U.S. Plans [Member] | Level 3 [Member] | Total Other Securities [Member]
Fair value of plan assets	1.8	1.9
Pension Benefits Non-U.S. Plans [Member] | Level 3 [Member] | Cash [Member]
Fair value of plan assets	0.0	0.0
Pension Benefits Non-U.S. Plans [Member] | Level 3 [Member] | Real Estate [Member]
Fair value of plan assets	1.0	1.0
Pension Benefits Non-U.S. Plans [Member] | Level 3 [Member] | Other [Member]
Fair value of plan assets	0.8	$ 0.9
Pension Benefits Non-U.S. Plans [Member] | Level 3 [Member] | Derivatives [Member]
Fair value of plan assets	$ 0.0